Brown Advisory Opportunity Fund
                              Institutional Shares
                                    A Shares

                        Supplement Dated January 11, 2006
                      to Prospectus Dated December 30, 2005

A Shares are not currently available for purchase.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE